Note 16 - Supplemental Cash Flow Information (Tables)	9 Months Ended
Sep. 30, 2018
Statement Line Items [Line Items]
Disclosure of supplemental cash flows schedule [text block]
	2018	201 7	201 6
Income taxes and other taxes paid	$154,654	$144,643	$157,249
Interest paid	$43,032	$31,524	$22,786